SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment customer $ / ¥	Dec. 31, 2024 CNY (¥) customer	Dec. 31, 2023 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	6.9931
Inventory allowance	¥ 8,700,000
Appropriation to other reserve fund	0	¥ 0	¥ 0
Advertising expenses	1,912,100,000	2,104,000,000	2,030,800,000
Impact of additions and (reversals)	678,500,000	1,379,200,000	1,598,400,000
Employee welfare benefit expenses, including the provision's net impact	¥ 3,700,000,000	2,500,000,000	1,200,000,000
Number of operating segments | segment	5
Government grants	¥ 600,924,000	731,198,000	762,070,000
Accounts receivable, net	3,091,447,000	¥ 5,297,317,000
Allowance for doubtful accounts receivable	211,300,000
Allowance for doubtful other receivable	¥ 273,700,000
RMB appreciated against US$ (as a percent)	4.20%
Accounts receivable and contract assets
SIGNIFICANT ACCOUNTING POLICIES
Expected credit loss rate	29.10%	22.90%
Financing receivables
SIGNIFICANT ACCOUNTING POLICIES
Expected credit loss rate	11.40%	4.90%
Other receivables
SIGNIFICANT ACCOUNTING POLICIES
Expected credit loss rate	30.50%	22.70%
WFOEs
SIGNIFICANT ACCOUNTING POLICIES
Appropriation to statutory reserves	¥ 84,400,000
Accounts receivable | Credit concentration risk
SIGNIFICANT ACCOUNTING POLICIES
Number of customer | customer	1	1
Accounts receivable, net	¥ 278,900,000	¥ 346,600,000
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB | Currency convertibility risk
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and short-term investments	38,300,000,000	48,900,000,000
(Accumulated deficit) / Retained earnings
SIGNIFICANT ACCOUNTING POLICIES
Appropriation to statutory reserves	¥ 127,900,000	¥ 115,865,000	¥ 150,290,000